JOINT VENTURES (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 28, 2012		Sep. 28, 2012		Jun. 29, 2012		Mar. 30, 2012		Dec. 30, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010		Jan. 01, 2010
Joint ventures (Textuals) [Abstract]
Unconsolidated VIEs, Distributions													$ 88.7		$ 107.3		$ 92.5
Example of the joint venture activities													Engineering, procurement and construction of a concrete dam; Liquid waste management services, including the decontamination of a former nuclear fuel reprocessing facility and nuclear hazardous waste processing; Management of ongoing tank cleanup effort, including retrieving, treating, storing and disposing of nuclear waste that is stored at tank farms; Management and operation services, including commercial operations, decontamination, decommissioning, and waste management of a nuclear facility in the United Kingdom (“U.K.”); and Operations, maintenance, asset management services to the Canadian energy sector.
Maximum loss exposure that can not be quantified													In addition to potential losses arising out of the carrying values of the assets and liabilities of our unconsolidated joint ventures, our maximum exposure to loss also includes performance assurances and guarantees we sometimes provide to clients on behalf of joint ventures that we do not directly control. We enter into these guarantees primarily to support the contractual obligations associated with the joint ventures’ projects. The potential payment amount of an outstanding performance guarantee is typically the remaining cost of work to be performed by or on behalf of third parties under engineering and construction contracts. However, the majority of the unconsolidated joint ventures in which we participate involve cost-reimbursable, level-of-effort projects that are accounted for as service-type projects, not engineering and construction projects that would follow the percentage-of-completion or completed-contract accounting method. Revenues for service-type contracts are recognized in proportion to the number of service activities performed, in proportion to the direct costs of performing the service activities, or evenly across the period of performance, depending upon the nature of the services provided. The scope of services we provide on these cost-reimbursable contracts are management and operations services for government clients and operations and maintenance services for non-government clients. We believe that, due to the continual changes we experience in client funding and scope definitions, reliable estimates cannot be calculated because they cannot be reliably predicted. In addition, we participate in joint ventures in which the level of our participation is so minimal that we do not have access to those joint ventures’ estimates to complete. The joint ventures where we perform engineering and construction contracts and where we have access to the estimates to complete, which are needed to calculate the performance guarantees, are immaterial.
SR-125 Project [Abstract]
Litigation settlement gross											9.5
Asset impairment charge for an unconsolidated joint venture																	25.0
Consolidated Joint Ventures [Abstract]
Cash and cash equivalents	314.5								436.0				314.5		436.0		573.8		721.1
Net accounts receivable	2,869.4								2,203.6				2,869.4		2,203.6
Other current assets	204.2								181.8				204.2		181.8
Accounts and subcontractors payable	803.5								659.1				803.5		659.1
Billings in excess of costs and accrued earnings on contracts	289.1								310.8				289.1		310.8
Accrued expenses and other	277.8								176.5				277.8		176.5
Total URS equity	3,621.1								3,377.2				3,621.1		3,377.2
Noncontrolling interests	141.9								107.2				141.9		107.2
Unconsolidated Joint Ventures [Abstract]
Current assets	3,517.2								2,903.9				3,517.2		2,903.9
Current liabilities	2,001.0								1,734.9				2,001.0		1,734.9
Revenues	2,972.7		2,947.6		2,690.7		2,361.5		2,393.2	2,471.7	2,360.3	2,319.8	10,972.5		9,545.0		9,177.1
Cost of revenues	(2,810.5)		(2,753.3)		(2,527.5)		(2,203.2)		(2,257.7)	(2,300.1)	(2,228.3)	(2,202.7)	(10,294.5)		(8,988.8)		(8,609.5)
Income (loss) from continuing operations before taxes													615.7		(245.5)		513.8
Net income	70.6		106.7		53.6		79.7		28.4	(623.1)	66.8	62.1	310.6		(465.8)		287.9
Asset impairment charge for an unconsolidated joint venture																	25.0
Sale of Equity Investment [Abstract]
Other income, net	(3.6)	[1]	10.8	[1]	(9.2)	[1]	2.5	[1]					0.5
Consolidated Joint Ventures [Member]
Consolidated Joint Ventures [Abstract]
Cash and cash equivalents	80.1								91.4				80.1		91.4
Net accounts receivable	282.2								246.8				282.2		246.8
Other current assets	2.9								1.5				2.9		1.5
Non-current assets	143.3								103.4				143.3		103.4
Total assets	508.5								443.1				508.5		443.1
Accounts and subcontractors payable	185.0								151.9				185.0		151.9
Billings in excess of costs and accrued earnings on contracts	8.7								35.2				8.7		35.2
Accrued expenses and other	40.0								30.6				40.0		30.6
Non-current liabilities	22.7								15.2				22.7		15.2
Total liabilities	256.4								232.9				256.4		232.9
Total URS equity	110.2								103.0				110.2		103.0
Noncontrolling interests	141.9								107.2				141.9		107.2
Total owners' equity	252.1								210.2				252.1		210.2
Total liabilities and owners' equity	508.5								443.1				508.5		443.1
Unconsolidated Joint Ventures [Abstract]
Revenues	0								0				1,600.0		1,700.0		1,700.0
Unconsolidated VIEs [Member]
Consolidated Joint Ventures [Abstract]
Non-current assets	23.8								8.8				23.8		8.8
Non-current liabilities	7.8								0.1				7.8		0.1
Unconsolidated Joint Ventures [Abstract]
Current assets	594.1								457.6				594.1		457.6
Current liabilities	372.5								288.1				372.5		288.1
Revenues													1,662.2	[2]	1,498.0	[2],[3]	1,409.7	[2],[3]
Cost of revenues													(1,440.6)	[2]	(1,201.5)	[2],[3]	(1,225.2)	[2],[3]
Income (loss) from continuing operations before taxes													221.6	[2]	296.5	[2],[3]	184.5	[2],[3]
Net income													$ 206.0	[2]	$ 274.7	[2],[3]	$ 169.6	[2],[3]

[1]	During fiscal 2012, “Other income (expenses)” represents foreign currency gains (losses) recognized on intercompany financing arrangements and foreign currency forward contracts. See further discussion in Note 11, “Fair Value of Debt Instruments and Derivative Instruments.”
[2]	Income from unconsolidated U.S. joint ventures is generally not taxable in most tax jurisdictions in the U.S. The tax expenses on our other unconsolidated joint ventures are primarily related to foreign taxes.
[3]	In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture’s position, finding that its mechanic’s lien did not have priority over the senior lenders. As a result of the court’s decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million for the year ended December 31, 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.